Mobile Financial Services activities - Financial assets related to Orange Bank - After IFRS (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities		€ 2,075	€ 3,095	€ 3,075
Noncurrent financial assets related to Mobile Financial Services activities		1,210	1,259	1,617
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities		2,077	3,098	€ 3,075
Noncurrent financial assets related to Mobile Financial Services activities		1,210
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities		2,077
Noncurrent financial assets related to Mobile Financial Services activities		1,210
Financial assets related to Mobile Financial Services activities	€ 4,692	3,288	4,357
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities		3
Noncurrent financial assets related to Mobile Financial Services activities		538
Financial assets related to Mobile Financial Services activities	925	540	656
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Noncurrent financial assets related to Mobile Financial Services activities		2
Financial assets related to Mobile Financial Services activities	1	2	2
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Noncurrent financial assets related to Mobile Financial Services activities		94
Financial assets related to Mobile Financial Services activities	152	94	179
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities		2,074
Noncurrent financial assets related to Mobile Financial Services activities		577
Financial assets related to Mobile Financial Services activities	3,614	2,651	3,519
Orange Bank, operating segment [member] | Operating segments [member] | Debt securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities		3
Noncurrent financial assets related to Mobile Financial Services activities		538
Financial assets related to Mobile Financial Services activities	925	540	656
Orange Bank, operating segment [member] | Operating segments [member] | Cash collateral paid [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Noncurrent financial assets related to Mobile Financial Services activities		74
Financial assets related to Mobile Financial Services activities	57	74	76
Orange Bank, operating segment [member] | Operating segments [member] | Other financial assets including receivables related to investments [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities		2
Financial assets related to Mobile Financial Services activities		2	3
Orange Bank, operating segment [member] | Operating segments [member] | Other financial assets [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Noncurrent financial assets related to Mobile Financial Services activities		20
Financial assets related to Mobile Financial Services activities	23	20	25
Orange Bank, operating segment [member] | Operating segments [member] | Investments securities [member] | Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Noncurrent financial assets related to Mobile Financial Services activities		2
Financial assets related to Mobile Financial Services activities	1	2	2
Orange Bank, operating segment [member] | Operating segments [member] | Investments at fair value [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets related to Mobile Financial Services activities	72		79
Orange Bank, operating segment [member] | Operating segments [member] | IFRS Fixed Income Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities		2
Noncurrent financial assets related to Mobile Financial Services activities		577
Financial assets related to Mobile Financial Services activities	614	579	506
Orange Bank, operating segment [member] | Operating segments [member] | Loans and receivables to customers [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities		2,000
Financial assets related to Mobile Financial Services activities	2,000	2,000	1,937
Orange Bank, operating segment [member] | Operating segments [member] | Loans and receivables to credit institutions [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities		70
Financial assets related to Mobile Financial Services activities	€ 1,000	€ 70	€ 1,073